ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Summary of Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the fair values of assets acquired and liabilities assumed at the date of acquisition:

As of June 30, 2014
Current assets	$1,791
Property, plant, and equipment	132
Intangible assets	478
Goodwill	853

Total assets acquired	3,254

Current liabilities	(512)
Non-current liabilities	(201)

Total liabilities assumed	(713)

Net assets acquired	$2,541